DERIVATIVE INSTRUMENTS (Narrative) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
DERIVATIVE INSTRUMENTS [Abstract]
Net losses recognized from currency transactions	$ (1,200)	$ (2,144)	$ 181
Unrealized gain (loss) on forward contracts, net	(45)	(1,456)	$ 325
Outstanding hedge transactions	18,361	28,436
Gain (loss) on derivative instruments reclassified from OCI to operating expenses	1,407	717
Changes in fair value of derivatives not designated as hedging instrument	$ 14,901	$ 17,580